Benefit plans	12 Months Ended
Dec. 31, 2012
Benefit plans
9.	Benefit plans

Artisan has a 401(k) plan for its employees, under which it provides a matching contribution on employees’ pre-tax contributions. Expenses related to Artisan’s match for 2012, 2011 and 2010 were $3,789, $3,367 and $3,001, respectively, and are included in Compensation and benefits in the Consolidated Statements of Operations.

Artisan has an Equity Incentive Plan, which enables eligible employees to participate in Artisan’s financial growth and success. Designated employees receive an annual award of units that vest on the third anniversary of the award date. The appreciation of the units, if any, is based upon a stated formula and paid to vested participants after vesting. Expenses related to this plan for 2012, 2011 and 2010 were $617, $645 and $220, respectively, and are included in Compensation and benefits in the Consolidated Statements of Operations. The accrual at December 31, 2012 and 2011 for this plan was $1,206 and $865, respectively.